UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
                                                       ------------------

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      James Morgan Rutman
           --------------------------------------------------
Address:   c/o Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-2854
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York       02/13/03
-----------------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             98
                                               -------------

Form 13F Information Table Value Total:        $216,119
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.           Form 13F File Number         Name
    1              28-6362               Laurence D. Belfer
   ---            -----------        ----------------------------
    2              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    3              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    4              28-06505             Harvest Management, L.L.C.
   ---            -----------        ----------------------------

Mr. Rutman shares investment discretion with and is reporting on behalf of Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Rutman, Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.



                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
ADVANTA CORP                    CL B              007942204     311    33150  SH        OTHER   01 02 03 04        33150

AOL TIME WARNER INC             COMMON STOCK      00184A105    3065   233962  SH        OTHER   01 02 03 04       233962

AMERICAN INTL GROUP INC         COMMON STOCK      026874107    1691    29237  SH        OTHER   01 02 03 04        29237

AMERIPATH INC                   COMMON STOCK      03071D109     725    33700  SH        OTHER   01 02 03 04        33700

ASCENTIAL SOFTWARE CORP         COMMON STOCK      04362P108      46    19200  SH        OTHER   01 02 03 04        19200

ASML HLDG NV                    N Y SHS           N07059111     183    21944  SH        OTHER   01 02 03 04        21944

AT&T WIRELESS SVCS INC          COMMON STOCK      00209A106     547    96891  SH        OTHER   01 02 03 04        96891

BANK UTD CORP LITIGATN CONT     RIGHT 99/99/9999  065416117      58   584731  SH        OTHER   01 02 03 04       584731

BRISTOL MYERS SQUIBB CO         COMMON STOCK      110122108     232    10000  SH        OTHER   01 02 03 04        10000

BARD C R INC                    COMMON STOCK      067383109    1810    31200  SH        OTHER   01 02 03 04        31200

CANADA LIFE FINL CORP           COMMON STOCK      135113108   13645   532300  SH        OTHER   01 02 03 04       532300

CELLEGY PHARMACEUTICALS INC     COMMON STOCK      15115L103     122    30000  SH        OTHER   01 02 03 04        30000

CENDANT CORP                    COMMON STOCK      151313103    1515   144572  SH        OTHER   01 02 03 04       144572

CMGI INC                        COMMON STOCK      125750109      74    75511  SH        OTHER   01 02 03 04        75511

COMCAST CORP NEW                CL A SPL          20030N200    1468    65000  SH        OTHER   01 02 03 04        65000

COMCAST CORP NEW                CL A              20030N101    1140    48376  SH        OTHER   01 02 03 04        48376

CORNING INC                     COMMON STOCK      219350105     213    64467  SH        OTHER   01 02 03 04        64467

DELTA & PINE LD CO              COMMON STOCK      247357106    2733   133900  SH        OTHER   01 02 03 04       133900

DEUTSCHE TELEKOM AG             SPONSORED ADR     251566105    6832   537948  SH        OTHER   01 02 03 04       537948

DOLE FOOD INC                   COMMON STOCK      256605106    3258   100000  SH        OTHER   01 02 03 04       100000

DOW CHEM CO                     COMMON STOCK      260543103   11695   393766  SH        OTHER   01 02 03 04       393766

DREYERS GRAND ICE CREAM INC     COMMON STOCK      261878102   14192   200000  SH        OTHER   01 02 03 04       200000

EL PASO CORP                    COMMON STOCK      28336L109    2136   306963  SH        OTHER   01 02 03 04       306963

ELAN PLC                        RIGHT 03/31/2003  G29539148       1  1078575  SH        OTHER   01 02 03 04      1078575

FORDING INC                     COMMON STOCK      345426100    6707   320000  SH        OTHER   01 02 03 04       320000

GAP INC DEL                     COMMON STOCK      364760108     310    20000  SH        OTHER   01 02 03 04        20000

GENERAL MTRS CORP               CL H NEW          370442832    2996   280000  SH        OTHER   01 02 03 04       280000

GUCCI GROUP N V                 COM NY REG        401566104    1832    20000  SH        OTHER   01 02 03 04        20000

HARMONIC INC                    COMMON STOCK      413160102      77    33514  SH        OTHER   01 02 03 04        33514

HERSHEY FOODS CORP              COMMON STOCK      427866108    1349    20000  SH        OTHER   01 02 03 04        20000

HOOVERS INC                     COMMON STOCK      439321100     557    78500  SH        OTHER   01 02 03 04        78500

HOUSEHOLD INTL INC              COMMON STOCK      441815107   14322   515000  SH        OTHER   01 02 03 04       515000

I2 TECHNOLOGIES INC             COMMON STOCK      465754109     112    97456  SH        OTHER   01 02 03 04        97456

IGEN INC                        COMMON STOCK      449536101    4045    94400  SH        OTHER   01 02 03 04        94400

IMAX CORP                       COMMON STOCK      45245E109     536   132600  SH        OTHER   01 02 03 04       132600

INCO LTD                        * W EXP 08/21/200 453258139     121    17985  SH        OTHER   01 02 03 04        17985

INTERGRAPH CORP                 COMMON STOCK      458683109    4152   233800  SH        OTHER   01 02 03 04       233800

INTERTRUST TECHNOLOGIES CORP    COMMON STOCK      46113Q109    1799   425400  SH        OTHER   01 02 03 04       425400

JOHN HANCOCK BK & THRIFT OPP    SH BEN INT        409735107     528    70000  SH        OTHER   01 02 03 04        70000

JDS UNIPHASE CORP               COMMON STOCK      46612J101     722   292267  SH        OTHER   01 02 03 04       292267

JOHNSON & JOHNSON               COMMON STOCK      478160104    2216    41255  SH        OTHER   01 02 03 04        41255

J P MORGAN CHASE & CO           COMMON STOCK      46625H100    3227   134449  SH        OTHER   01 02 03 04       134449

KROGER CO                       COMMON STOCK      501044101    1564   101200  SH        OTHER   01 02 03 04       101200

MAD CATZ INTERACTIVE INC        COMMON STOCK      556162105      51   116050  SH        OTHER   01 02 03 04       116050

MATTEL INC                      COMMON STOCK      577081102    1697    88640  SH        OTHER   01 02 03 04        88640

MAXIM INTEGRATED PRODS INC      COMMON STOCK      57772K101     641    19404  SH        OTHER   01 02 03 04        19404

MEDIMMUNE INC                   COMMON STOCK      584699102     745    27438  SH        OTHER   01 02 03 04        27438

NORTEL NETWORKS CORP NEW        COMMON STOCK      656568102     275   170904  SH        OTHER   01 02 03 04       170904

NORTHROP GRUMMAN CORP           COMMON STOCK      666807102    6332    65281  SH        OTHER   01 02 03 04        65281

PANAMERICAN BEVERAGES INC       CL A              P74823108    3637   175000  SH        OTHER   01 02 03 04       175000

PANAMSAT CORP NEW               COMMON STOCK      697933109    1698   116000  SH        OTHER   01 02 03 04       116000

PATHMARK STORES INC NEW         COMMON STOCK      70322A101     368    72500  SH        OTHER   01 02 03 04        72500

PHARMACIA CORP                  COMMON STOCK      71713U102   48693  1164900  SH        OTHER   01 02 03 04      1164900

PLUMTREE SOFTWARE INC           COMMON STOCK      72940Q104      54    20000  SH        OTHER   01 02 03 04        20000

PRECISE SOFTWARE SOLUTIONS L    ORD               M41450103    2064   125000  SH        OTHER   01 02 03 04       125000

PRICE COMMUNICATiONS CORP       COM NEW           741437305    1873   135400  SH        OTHER   01 02 03 04       135400

QUINTILES TRANSNATIONAL CORP    COMMON STOCK      748767100    2329   192500  SH        OTHER   01 02 03 04       192500

QWEST COMMUNICATIONS INT IN     COMMON STOCK      749121109     623   124535  SH        OTHER   01 02 03 04       124535

RATIONAL SOFTWARE CORP          COM NEW           75409P202    3844   370000  SH        OTHER   01 02 03 04       370000

RAWLINGS SPORTING GOODS INC     COMMON STOCK      754459105     441    50000  SH        OTHER   01 02 03 04        50000

RUSS BERRIE & CO                COMMON STOCK      782233100    1037    30700  SH        OTHER   01 02 03 04        30700

SPDR TR                         UNIT SER 1        78462F103     882    10000  SH        OTHER   01 02 03 04        10000

SANMINA SCI CORP                COMMON STOCK      800907107     687   153094  SH        OTHER   01 02 03 04       153094

SCHWAB CHARLES CORP NEW         COMMON STOCK      808513105    1853   170809  SH        OTHER   01 02 03 04       170809

SEAGATE TECHNOLOGY HOLDINGS     SHS               G7945J104     163    15200  SH        OTHER   01 02 03 04        15200

SPX CORP                        COMMON STOCK      784635104     502    13400  SH        OTHER   01 02 03 04        13400

SYNCOR INTL CORP DEL            COMMON STOCK      87157J106     277    10000  SH        OTHER   01 02 03 04        10000

TELEFONICA S A                  SPONSORED ADR     879382208    1097    41289  SH        OTHER   01 02 03 04        41289

TENET HEALTHCARE CORP           COMMON STOCK      88033G100     328    20000  SH        OTHER   01 02 03 04        20000

TERADYNE INC                    COMMON STOCK      880770102    1736   133398  SH        OTHER   01 02 03 04       133398

TEXAS INSTRS INC                COMMON STOCK      882508104     418    27837  SH        OTHER   01 02 03 04        27837

TVX GOLD INC                    COM NO PAR        87308K309     477    29998  SH        OTHER   01 02 03 04        29998

TYCO INTL LTD NEW               COMMON STOCK      902124106     512    30000  SH        OTHER   01 02 03 04        30000

UNILAB CORP NEW                 COM NEW           904763208     827    45200  SH        OTHER   01 02 03 04        45200

VERISIGN INC                    COMMON STOCK      92343E102     544    67781  SH        OTHER   01 02 03 04        67781

VERITAS SOFTWARE CO             COMMON STOCK      923436109     960    61491  SH        OTHER   01 02 03 04        61491

VIACOM INC                      CL B              925524308    2798    68640  SH        OTHER   01 02 03 04        68640

VIVENDI UNIVERSAL               SPON ADR NEW      92851S204     825    51367  SH        OTHER   01 02 03 04        51367

WASHINGTON MUT INC              COMMON STOCK      939322103     973    28189  SH        OTHER   01 02 03 04        28189

WILTEL COMMUNICATNS GROUP IN    COMMON STOCK      972487102     825    52260  SH        OTHER   01 02 03 04        52260

YAHOO INC                       COMMON STOCK      984332106     638    39022  SH        OTHER   01 02 03 04        39022

APRIA HEALTHCARE GROUP INC      COMMON STOCK      037933108     311    14000  SH  PUT   OTHER   01 02 03 04        14000

AMERICA MOVIL S A DE C V        SPON ADR L SHS    02364W105     287    20000  SH  PUT   OTHER   01 02 03 04        20000

BECKMAN COULTER INC             COMMON STOCK      075811109     295    10000  SH  PUT   OTHER   01 02 03 04        10000

COX COMMUNICATIONS INC NEW      CL A              224044107     284    10000  SH  PUT   OTHER   01 02 03 04        10000

DIAGNOSTIC PRODS CORP           COMMON STOCK      252450101     270     7000  SH  PUT   OTHER   01 02 03 04         7000

DREYERS GRAND ICE CREAM INC     COMMON STOCK      261878102     710    10000  SH  PUT   OTHER   01 02 03 04        10000

EASTMAN KODAK CO                COMMON STOCK      277461109     624    17800  SH  PUT   OTHER   01 02 03 04        17800

FEDERATED DEPT STORES INC DE    COMMON STOCK      31410H101     288    10000  SH  PUT   OTHER   01 02 03 04        10000

HOUSEHOLD INTL INC              COMMON STOCK      441815107    1391    50000  SH  PUT   OTHER   01 02 03 04        50000

KOHL CORP                       COMMON STOCK      500255104     280     5000  SH  PUT   OTHER   01 02 03 04         5000

LINCARE HLDGS INC               COMMON STOCK      532791100     506    16000  SH  PUT   OTHER   01 02 03 04        16000

NEXTEL COMMUNICATIONS INC       CL A              65332V103     116    10000  SH  PUT   OTHER   01 02 03 04        10000

P F CHANGS CHINA BISTRO INC     COMMON STOCK      69333Y108     545    15000  SH  PUT   OTHER   01 02 03 04        15000

SEARS ROEBUCK & CO              COMMON STOCK      812387108     599    25000  SH  PUT   OTHER   01 02 03 04        25000

TARGET CORP                     COMMON STOCK      87612E106     600    20000  SH  PUT   OTHER   01 02 03 04        20000

V F CORP                        COMMON STOCK      918204108     361    10000  SH  PUT   OTHER   01 02 03 04        10000

YANKEE CANDLE INC               COMMON STOCK      984757104      64     4000  SH  PUT   OTHER   01 02 03 04         4000